UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  028-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

 /s/   Richard Grossman     New York, NY     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $2,091,479 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156     4751   312553 SH       SOLE                   282311        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    95069  2448957 SH       SOLE                  2448957        0        0
ASSURANT INC                   COM              04621X108    58360  1296600 SH       SOLE                  1296600        0        0
AUTOZONE INC                   COM              053332102    50985   128500 SH       SOLE                   128500        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    94364   905775 SH       SOLE                   905775        0        0
DIGITALGLOBE INC               COM NEW          25389M877    37687  1303608 SH       SOLE                  1303608        0        0
ELECTRONIC ARTS INC            COM              285512109    56640  3200000 SH  CALL SOLE                  3200000        0        0
ENDO HEALTH SOLUTIONS INC      COM              29264F205    83765  2723189 SH       SOLE                  2723189        0        0
INTEL CORP                     COM              458140100    56784  2600000 SH  CALL SOLE                  2600000        0        0
KAR AUCTION SVCS INC           COM              48238T109     6611   330054 SH       SOLE                   330054        0        0
LIBERTY GLOBAL INC             COM SER A        530555101   164867  2246751 SH       SOLE                  2246751        0        0
LIBERTY INTERACTIVE CORP       INT COM SER A    53071M104   100950  4723895 SH       SOLE                  4723895        0        0
NAVISTAR INTL CORP NEW         COM              63934E108    10748   310900 SH  PUT  SOLE                   310900        0        0
OIL STS INTL INC               COM              678026105     8034    98495 SH       SOLE                    98495        0        0
OMNICARE INC                   COM              681904108   130049  3193735 SH       SOLE                  3193735        0        0
ORACLE CORP                    COM              68389X105    58727  1816483 SH       SOLE                  1816483        0        0
REALOGY HLDGS CORP             COM              75605Y106    97400  1994266 SH       SOLE                  1994266        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    36560  1000000 SH  CALL SOLE                  1000000        0        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102   101388  1398837 SH       SOLE                  1398837        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   312199  2021100 SH  CALL SOLE                  2021100        0        0
SYMANTEC CORP                  COM              871503108    92364  3742466 SH       SOLE                  3742466        0        0
SYMANTEC CORP                  COM              871503108    54664  2214900 SH  CALL SOLE                  2214900        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102   240734  3208925 SH       SOLE                  3208925        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    20668   275500 SH  CALL SOLE                   275500        0        0
VIACOM INC NEW                 CL B             92553P201    67233  1093572 SH       SOLE                  1093572        0        0
WALGREEN CO                    COM              931422109    49878  1046100 SH       SOLE                  1046100        0        0